Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.4%)
Communication Services (1.6%)
	Omnicom Group Inc.	823,370	64,799
	Warner Music Group Corp. Class A	1,732,930	44,987
			109,786
Consumer Discretionary (12.7%)
	Advance Auto Parts Inc.	1,719,974	95,527
	Magna International Inc.	1,360,941	93,361
	Gildan Activewear Inc.	1,646,763	91,198
	LKQ Corp.	3,570,098	80,149
	Lear Corp.	545,377	71,248
*	Valvoline Inc.	1,643,472	63,126
*	M/I Homes Inc.	388,800	56,815
	Harley-Davidson Inc.	2,211,318	54,266
	PVH Corp.	621,727	53,879
	Lithia Motors Inc.	128,380	49,480
	Aramark	832,000	47,399
	Hasbro Inc.	391,926	36,818
*	Mohawk Industries Inc.	239,600	29,495
	Newell Brands Inc.	4,134,510	23,153
	Honda Motor Co. Ltd. ADR	710,800	21,402
	Lennar Corp. Class A	247,400	20,373
			887,689
Consumer Staples (3.8%)
	Dollar General Corp.	620,221	78,799
	Tyson Foods Inc. Class A	1,106,043	64,106
	Spectrum Brands Holdings Inc.	657,142	58,335
	Ingredion Inc.	349,168	34,728
	Kraft Heinz Co.	1,198,102	30,971
			266,939
Energy (3.1%)
	Occidental Petroleum Corp.	1,075,220	61,363
	SM Energy Co.	1,854,403	60,305
	NOV Inc.	2,754,742	53,525
	EOG Resources Inc.	289,030	42,976
			218,169
Financials (27.4%)
	Corebridge Financial Inc.	4,287,641	133,732
	Voya Financial Inc.	899,568	89,444
	Fifth Third Bancorp	1,508,750	85,244
	Globe Life Inc.	456,259	83,153
	MetLife Inc.	783,820	75,349
	White Mountains Insurance Group Ltd.	34,926	73,265
	Arthur J Gallagher & Co.	292,390	72,928
	Fidelity National Financial Inc.	1,397,947	72,120
	RenaissanceRe Holdings Ltd.	222,188	71,096
	Global Payments Inc. (XNYS)	836,527	70,335
	Everest Group Ltd.	186,430	69,753
	Brookfield Asset Management Ltd. Class A	1,400,470	67,783
	Ally Financial Inc.	1,477,530	64,021
*	Arch Capital Group Ltd.	632,205	63,556
*	Fiserv Inc.	1,130,960	61,004
*	Genworth Financial Inc.	6,157,240	60,526
	Glacier Bancorp Inc.	1,227,424	60,500
	M&T Bank Corp.	241,110	59,383
	CNO Financial Group Inc.	1,054,296	58,081
	Regions Financial Corp.	1,839,738	56,940
	Equitable Holdings Inc.	1,128,939	53,794
	Capital One Financial Corp.	255,964	53,499
	Jackson Financial Inc. Class A	436,727	53,403

		Shares	Market Value ($000)
	Essent Group Ltd.	802,247	52,916
*	SiriusPoint Ltd.	1,795,571	42,465
	PennyMac Financial Services Inc.	548,288	41,346
	Nomura Holdings Inc. ADR	4,115,120	39,834
*	Markel Group Inc.	20,426	38,449
	KeyCorp	1,492,763	33,721
	Radian Group Inc.	814,430	31,755
	Unum Group	229,104	19,728
			1,909,123
Health Care (10.3%)
	Humana Inc.	281,899	102,572
	Baxter International Inc.	3,672,438	96,071
*	Charles River Laboratories International Inc.	399,160	92,809
	Labcorp Holdings Inc.	250,320	77,399
*	Henry Schein Inc.	804,006	68,943
[1]	Fresenius Medical Care AG ADR	2,539,431	65,162
	Universal Health Services Inc. Class B	352,480	59,372
	Teleflex Inc.	386,870	52,889
	Becton Dickinson & Co.	271,272	44,928
	DENTSPLY SIRONA Inc.	2,215,570	29,622
*	Solventum Corp.	339,167	28,978
			718,745
Industrials (18.1%)
	AerCap Holdings NV	1,132,046	170,826
	Robert Half Inc.	2,736,838	103,452
	RB Global Inc. (XTSE)	743,409	81,582
	MSA Safety Inc.	359,189	68,343
	Genpact Ltd.	1,875,910	65,976
*	Middleby Corp.	454,840	60,758
	SS&C Technologies Holdings Inc.	780,655	60,149
	Esab Corp.	670,748	58,040
	Allegion plc	366,570	57,698
	Oshkosh Corp.	374,331	53,308
	Sunbelt Rentals Holdings Inc.	738,800	53,134
	Woodward Inc.	143,805	51,878
	Sensata Technologies Holding plc	1,069,606	49,512
*	API Group Corp.	1,153,257	45,761
	MSC Industrial Direct Co. Inc. Class A	367,591	45,361
	Carlisle Cos. Inc.	121,430	43,705
	Armstrong World Industries Inc.	191,150	33,386
	Concentrix Corp.	1,277,745	31,433
	Tetra Tech Inc.	916,640	30,396
	Timken Co.	189,460	26,060
	WESCO International Inc.	71,490	24,556
	ManpowerGroup Inc.	351,105	18,405
*	Midera Food Processing Inc.	339,030	16,256
*	Air France-KLM ADR	4,102,756	5,665
*	Masterbrand Inc.	572,191	4,721
			1,260,361
Information Technology (5.1%)
	Cognizant Technology Solutions Corp. Class A	1,242,206	68,756
	Skyworks Solutions Inc.	1,062,598	66,179
	CDW Corp.	438,101	64,756
*	Workday Inc. Class A	268,452	43,043
	MKS Inc.	112,925	33,589
	Amdocs Ltd.	485,049	27,027
*	Arrow Electronics Inc.	122,024	26,427
	Avnet Inc.	294,689	26,180
			355,957
Materials (7.9%)
	PPG Industries Inc.	692,117	76,493
	Eldorado Gold Corp.	2,248,814	67,892
	Centerra Gold Inc.	3,528,116	60,648
	Ternium SA ADR	1,105,396	54,430
*	IAMGOLD Corp. (XTSE)	3,036,200	43,084
	Avery Dennison Corp.	250,310	42,485
	Mosaic Co.	1,781,250	39,401
	Olin Corp.	2,055,195	38,042

		Shares	Market Value ($000)
	International Flavors & Fragrances Inc.	352,630	27,935
	Dow Inc.	880,206	26,661
	Gerdau SA ADR	5,329,400	26,434
	West Fraser Timber Co. Ltd.	394,593	25,589
	Huntsman Corp.	2,166,323	21,143
			550,237
Real Estate (5.4%)
	Park Hotels & Resorts Inc.	5,369,688	80,867
	Ryman Hospitality Properties Inc.	536,535	71,708
	Crown Castle Inc.	829,450	63,287
*	CBRE Group Inc. Class A	345,070	50,660
	Healthcare Realty Trust Inc.	2,225,240	46,752
	DiamondRock Hospitality Co.	2,795,585	37,014
*	Howard Hughes Holdings Inc.	366,157	23,405
			373,693
Total Common Stocks (Cost $5,296,577)			6,650,699
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.718% (Cost $309,422)	3,094,775	309,447
Total Investments (99.8%) (Cost $5,605,999)			6,960,146
Other Assets and Liabilities—Net (0.2%)			15,560
Net Assets (100%)			6,975,706
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,035.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,138 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	427	62,726	(744)
E-mini S&P Mid-Cap 400 Index	September 2026	167	63,007	(294)
				(1,038)
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.